Risk Management (Details) - ZAR (R) R in Millions	12 Months Ended
	Feb. 28, 2023	Feb. 28, 2022
Risk Management [Abstract]
Cash and cash equivalents (in Rand)	R 965.8	R 731.7
Exchange rate sensitivity, percentage	10.00%
S.A attracts interest rate	3.00%
Interest at rate	2.05%
Interest rate percentage	1.15%
Factor interest rate	1.00%